23. Provision for legal and administrative proceedings (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Provision for legal and administrative proceedings [line items]
Total	R$ 18,147,562	R$ 18,395,727
Tax [member]
Provision for legal and administrative proceedings [line items]
Total	16,586,353	16,196,077
Tax [member] | FUST, FUNTTEL and EBC [member]
Provision for legal and administrative proceedings [line items]
Total	3,014,976	2,991,567
Tax [member] | Federal taxes [member]
Provision for legal and administrative proceedings [line items]
Total	4,268,212	4,279,570
Tax [member] | State taxes [member]
Provision for legal and administrative proceedings [line items]
Total	8,562,352	8,221,808
Tax [member] | Municipal taxes [member]
Provision for legal and administrative proceedings [line items]
Total	R$ 740,813	R$ 703,132